Employees and remuneration of key management personnel - Average number of employees (Details) - employee employee in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Average number of employees by individual geographical segment
Average number of employees	21	23	22
North America
Average number of employees by individual geographical segment
Average number of employees	5	6	5
EMEA and LatAm
Average number of employees by individual geographical segment
Average number of employees	10	12	11
APAC
Average number of employees by individual geographical segment
Average number of employees	6	5	6